WELLS FARGO FUNDS TRUST

Arizona Tax-Free Fund
California Limited Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Minnesota Tax-Free Fund
National Limited Tax-Free Fund
National Tax-Free Fund
Nebraska Tax-Free Fund
Oregon Tax-Free Fund

Supplement dated May 30, 2002 to the
Statement of Additional Information dated November 1, 2001 and
Supplemented December 18, 2001

All references and information concerning the Arizona Tax-Free Fund and the Oregon Tax-Free Fund, including the sections entitled "Special Considerations Affecting Arizona Municipal Obligations" and "Special Considerations Affecting Oregon Municipal Obligations," and sections in the "Income Taxes" section entitled "Additional Considerations for the Arizona Tax-Free Fund" and "Additional Considerations for the Oregon Tax-Free Fund," have been deleted to reflect the reorganization of these two Funds into the National Tax-Free Fund.

WELLS FARGO FUNDS TRUST

Corporate Bond Fund
Diversified Bond Fund
Income Fund
Income Plus Fund
Intermediate Government Income Fund
Limited Term Government Income Fund
Stable Income Fund

Supplement dated May 30, 2002 to the
Statement of Additional Information dated October 1, 2001 and
Supplemented December 18, 2001

All references and information concerning the Corporate Bond Fund have been deleted to reflect the reorganization of the Corporate Bond Fund into the Income Plus Fund.